Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
EQUITY
9.	EQUITY

Common Stock

The Company is authorized to issue up to 100,000,000 shares of Common Stock, par value $0.001 per share.

Common stock issued in private placements

On November 21, 2019, the Company entered into a securities purchase agreement with certain investors, pursuant to which the Company agreed to sell an aggregate of 2,000,000 shares of its common stock, at a per share purchase price of $0.80. The Company received proceeds of $2,000,000 in November 2019. On February 5, 2020, the Company issued 2,000,000 shares of Common Stock to the investors.

On January 22, 2020, the Company entered into certain securities purchase agreement with certain investors, pursuant to which the Company agreed to sell an aggregate of 15,000,000 shares of Common Stock, at a per share purchase price of $0.90. The transaction was consummated in March 2020 by issuance of 15,000,000 shares of Common Stock. The Company received proceeds of $13,500,000 in April 2020.

On September 1, 2020, the Company entered into a securities purchase agreement with certain investors, pursuant to which the Company agreed to sell an aggregate of 2,000,000 shares of its common stock, par value $0.001 per share, at a per share purchase price of $2.50. The transaction was consummated in September 2020 by issuance of 2,000,000 shares of Common Stock. The Company received proceeds of $5,000,000 in November 2020.

Common stock issued in registered direct offering

On November 20, 2020, the Company and certain investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell to such investors an aggregate of 8,000,000 shares of common stock in a registered direct offering, for gross proceeds of approximately $20 million. The purchase price for each share of Common Stock is $2.50. The transaction was consummated in November 2020 by issuance of 8,000,000 shares of Common Stock. The Company received proceeds of $20,000,000 in November 2020.

Common stock issued in connection with exercise of convertible notes and warrants

On January 22, 2020, the Company also agreed to sell unsecured senior convertible promissory notes (“Notes”) in the aggregate principal amount of $30,000,000 accompanied by warrants to purchase 20,000,000 shares of Common Stock issuable upon conversion of the Notes at an exercise price of $1.80 (the “2020 Warrants”). On March 23, 2020, the Company issued the Notes and 2020 Warrants to the investors. In April 2020, the Company received the proceeds of $30,000,000 from the issuance of Notes and 2020 Warrants.

The Notes have a maturity date of 12 months with an interest rate of 7.5% per annum. Holders have the right to convert all or any part of the Notes into shares of Common Stock at a conversion price of $1.50 per share 30 days after its date of issuance. The Company retains the right to prepay the Note at any time prior to conversion with an amount in cash equal to 107.5% of the principal that the Company elects to prepay.

Issuance and exercise of convertible notes and warrants

The Company applied Black-Scholes model to determine the fair value of the 2020 Warrants at $3.42 million. Significant estimates and assumptions used included stock price on January 22, 2020 of $1.52 per share, risk-free interest rate of six month of 1.52%, time to maturity of 2.5 years, and volatility of 25.99%.

The proceeds of $30 million must be allocated between the Note and the 2020 Warrants, based on the relative fair value. The ratio of the relative fair values of the Notes and the Warrants was 89.8% to 10.2%. After allocating 10.2%, or $3.06 million, of the proceeds to the 2020 Warrants, the Company estimated the embedded conversion option within the Notes is beneficial to the holders, because the effective conversion price was $1.35 ($27.0 million/20 million shares), which was below the Company’s share price of $1.52 on January 22, 2020. The fair value of this beneficial conversion feature was estimated to be $3.4 million, and was recorded to debt discount, to be amortized to interest expense using the effective interest method over the term of the Note.

The total note discount was recognized at $6.46 million ($3.06 million from the allocation of proceeds to the Warrants and an additional $3.4 million from the measurement of the intrinsic value of the conversion option). The Note discount was initially recognized as a reduction to the carrying amount of the Notes and an addition to paid-in capital, and was to be subsequently amortized to interest expense using the effective interest method over the Note period.

In April 2020, the Holders elected to convert the Notes at a conversion price of $1.50 per share and also exercise the Warrants at an exercise price of $1.80 per share, and paid cash consideration of $36,000,000 for the exercise of the Warrants by April 15, 2020. As a result, an aggregate of 40,000,000 shares of the Company’s Common Stock were issued on May 18, 2020. The Company received proceeds aggregating $66,000,000 from the transaction, and upon settlement of the Note and the 2020 Warrants, the Company immediately expensed the Note discount of $6.46 million For the year ended December 31, 2020, the Company recognized amortization of beneficial conversion feature relating to issuance of convertible notes of $3.4 million and amortization of relative fair value of warrants relating to issuance of conversion notes of $3.06 million.

Common stocks issued for exercise of warrants by holders of warrants

During July 2020 through August 2020, the holders of warrants issued in direct offerings closed on April 11, 2019 (“April Offer”) elected to exercise 150,000 shares of warrants at an exercise price of $2.2. The Company received proceeds of $330,000 through escrow account and issued 150,000 shares of common stocks.

During July 2020 through August 2020, the holders of warrants issued in direct offerings closed on May 20, 2019 (“May Offer”) elected to exercise 17,978 shares of warrants at an exercise price of $1.32, and exercise 962,022 shares of warrants at cashless exercise. The Company received proceeds of $23,731 through escrow account and issued 396,096 shares of common stocks.

Warrants

A summary of warrants activity for the years ended December 31, 2020 and 2019 was as follows:

	Number of shares	Weighted average life (Years)	Weighted average exercise price
Balance of warrants outstanding as of December 31, 2018	273,370	3.94 years	21.00
Grants of Warrants on April 11, 2019	1,680,000	5.00 years	2.20
Grants of Warrants on May 20 2019	1,080,000	5.50 years	1.32
Balance of warrants outstanding as of December 31, 2019	3,033,370	4.38 years	3.58
Grants of Warrants on January 22, 2020	20,000,000		1.80
Exercise of Warrants granted on April 11, 2019	(150,000)	5.00 years	2.20
Exercise of Warrants granted on May 20, 2019	(980,000)	5.50 years	1.32
Exercise of Warrants granted on January 22, 2020	(20,000,000)		1.80
Balance of warrants outstanding as of December 31, 2020	1,903,370	3.13 years	4.85

As of December 31, 2020, the Company had 1,903,370 shares of warrants, among which 273,370 shares of warrants were issued to two individuals in private placements, and 1,630,000   shares of warrants were issued in two direct offerings closed on May 20, 2019 (“May Offering”) and April 11, 2019 (“April Offering”). The intrinsic value of warrants as December 31, 2020 amounted to $27,000. As of December 31, 2019, the Company had 3,033,370 shares of warrants, among which 273,370 shares of warrants were issued to two individuals in private placements, 1,680,000 shares of warrants were issued in April Offering and 1,080,000 shares of warrants were issued in May Offering.

In connection with April Offering, the Company issued warrants to investors to purchase a total of 1,680,000 ordinary shares with a warrant term of five (5) years. The warrants have an exercise price of $2.20 per share. On May 20, 2019, the exercise price was reduced to $1.32, and on August 30, 2019 the exercise price was revised to $2.20.

In connection with May Offering, the Company issued warrants to investors to purchase a total of 1,080,000 ordinary shares with a warrant term of five and a half (5.5) years. The warrants have an exercise price of $1.32 per share.

On August 30, 2019, the Company updated the estimation of fair value of warrants issued on April 11, 2019 as a result of the change in exercise price of the warrants from $1.32 to $2.20. Accordingly the fair value of the Replacement Warrant decreased from $1,638,000 to $1,357,440.

Both warrants are subject to anti-dilution provisions to reflect stock dividends and splits or other similar transactions, but not as a result of future securities offerings at lower prices. The warrants did not meet the definition of liabilities or derivatives, and as such they are classified as equity.

On April 11, 2019 and May 20, 2019, the Company estimated fair value of the both warrants at $1,638,000 and $762,480, respectively, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”.

The key assumptions used in estimates are as follows:

	April 11,	August 30,	May 20,
	2019	2019	2019
	(Replacement Warrants)
Terms of warrants	60 months	55.3 months	66 months
Exercise price	1.32	2.20	1.32
Risk free rate of interest	2.77%	2.77%	2.77%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	55.6%	63.45%	57.04%

Statutory reserve

The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

As of December 31, 2020 and 2019, the Company’s PRC profit generating subsidiaries accrued statutory reserve funds of $913,292 and $nil, respectively.